Note 20 - Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	ASSETS MARCH 31, 2018 $000’ s	ASSETS MARCH 31, 2017 $000’ s	LIABILITIES MARCH 31, 2018 $000’ s	LIABILITIES MARCH 31, 2017 $000’ s	NET MARCH 31, 2018 $000’ s	NET MARCH 31, 2017 $000’ s
Property, plant and equipment and intangible assets	(2,987)	(4,606)	18,186	3,422	15,199	(1,184)
Tax credit and losses carry forward	(37,655)	(13,080)	—	—	(37,655)	(13,080)
Share-based payments	(53)	(583)	—	—	(53)	(583)
Other deductible temporary differences	(2,369)	(1,002)	—	441	(2,369)	(561)
Deferred tax (assets) / liabilities	(43,064)	(19,271)	18,186	3,863	(24,878)	(15,408)
Offset tax	13,774	—	(13,774)	—	—	—
Net deferred tax (assets) / liabilities	(29,290)	(19,271)	4,412	3,863	(24,878)	(15,408)
	BALANCE AT MARCH 31, 2017 $000’s	RECOGNIZED IN INCOME $000’s	RECOGNIZED IN GOODWILL $000’s	BALANCE AT MARCH 31, 2018 $000’s
Property, plant and equipment and intangible assets	(1,184)	6,297	10,086	15,199
Tax credit and losses carry-forward	(13,080)	(15,617)	(8,958)	(37,655)
Share-based payments	(583)	530	—	(53)
Other deductible temporary differences	(561)	(2,244)	436	(2,369)
	(15,408)	(11,034)	1,564	(24,878)